Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based Compensation
20.	Share-based Compensation

Share Options

On March 19, 2019, the Company’s Board of Directors approved the 2019 Share Option Scheme (“Scheme”) to attract and retain key employees, which allowed for a maximum of 50,000,000 share units (equivalent to 2,897,230 ordinary shares) to be issued under the Scheme.

Original Option Units

During the years ended December 31, 2025, 2024 and 2023, the Company granted 1,812,220 Original Option Units (equivalent to 105,000 ordinary shares), 174,318 Original Option Units (equivalent to 10,100 ordinary shares) and 2,614,947 Original Option Units (equivalent to 151,510 ordinary shares) respectively to the employees or directors (collectively as “Grantees”). The share options can only be vested if the Grantees remain as employees of the Company over the vesting period as specified in the Scheme. Original Option Units will be vested in four tranches in each year from 2nd anniversary date to 5th anniversary date by 25% in each tranche.

The following table sets forth the activities of Original Option Units for the year ended December 31, 2025:

	Number of Original Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2025	19,957,442	0.40	0.32	4.88	71,540
Granted	1,812,220	0.16	-	-	-
Forfeited	(199,565)	0.51	-	-	-
Outstanding as of December 31, 2025	21,570,097	0.35	0.29	4.35	-
Expected to be vested as of December 31, 2025	21,570,097	0.35	0.29	4.35	-
Exercisable as of December 31, 2025	17,756,231	0.33	0.27	3.59	-

Additional Option Units

In 2022 and 2021, the Company granted additional 460,756 share option units (equivalent to 26,699 ordinary shares) and 955,643 share option units (equivalent to 55,374 ordinary shares) to certain employees with an exercise price of US$1.20 and US$0.60 to settle the accrued bonus of RMB3,520,177 and RMB3,769,622 for these employees (“Additional Option Units”), respectively, which are immediately vested on the grant date and will become exercisable after a three-year pre-requisite service period, counting from the grant date. If employment of the Grantees is terminated (either voluntarily or involuntarily) prior to exercise, a cash payment equal to the cash bonus plus interest at the interest rate of PRC for the term commencing on the signing date of Additional Option Units contract until the cease date is made to the Grantees. Upon exercise of the Additional Option Units, the cash settlement feature lapses. Since the Additional Option Unit is with two components in which exercise of one part cancels the other, in measuring compensation cost, the award is treated as a combination of a cash bonus payable and Additional Option Units with three-year pre-requisite service period.

During the years ended December 31, 2025, 2024 and 2023, the Company granted nil Additional Option Units.

The following table sets forth the activities of Additional Option Units for the year ended December 31, 2025:

	Number of Additional Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2025	528,942	0.82	0.58	0.03	-
Forfeited	(19,399)	1.06	-	-	-
Outstanding as of December 31, 2025	509,543	0.81	0.58	-	-
Expected to be vested as of December 31, 2025	509,543	0.81	0.58	-	-
Exercisable as of December 31, 2025	509,543	0.81	0.58	-	-

Restricted Share Units

During the years ended December 31, 2025, 2024 and 2023, the Company granted nil, nil and 9,184,482 Restricted Share Units (equivalent to 532,149 ordinary shares) to the Grantees.

Restricted Share Units are immediately vested on the grant date and cannot be sold, assigned, transferred, pledged, mortgaged, encumbered or otherwise disposed through one or a series of transactions by Grantees during the period (“Lock-up Period”). The Lock-up period is specified as below:

Lock-up Period of the relevant percentage of the option	Cap of vested Share Unit
After 6 months since the vesting date	20%
After 12 months since the vesting date	50%
After 18 months since the vesting date	100%

The following table sets forth the activities of Restricted Share Units for the year ended December 31, 2025:

	Number of Restricted Share Units	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value
		US$	US$	US$
Outstanding as of January 1, 2025	13,545,875	0.00	0.62	2,786,010
Exercise	(379,703)	0.00	-	-
Outstanding as of December 31, 2025	13,166,172	0.00	0.61	1,875,834
Vested and expected to be vested as of December 31, 2025	13,166,172	0.00	0.61	1,875,834

The above share options granted to Grantees were measured at fair value using the Binomial Option Pricing Model as of the respective grant dates.

The key assumptions are listed as follows:

	2025	2024	2023
Expected volatility	23.00%	24.00%	24.00%
Risk-free interest rate (per annum)	4.10%	4.60%	5.02%
Exercise multiple	2.80	2.20	2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying ordinary share	US$2.70	US$3.45	US$2.15-US$4.15

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not intend to pay dividend before the Company becomes profitable. Expected term is the contract life of the share options. The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

All of share-based compensation expenses relating to Original Option Units, Additional Option Units and Restricted Share Units in the amount of RMB2,874,494, RMB1,045,008 and RMB62,548,907 for the years ended December 31, 2025, 2024 and 2023, respectively, were included in general and administrative expenses.